PGIM Nasdaq-100 Buffer 12 ETF - April Average Annual Total Returns		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Nasdaq-100 Price Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.17%	[1]	20.17%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		14.20%		14.32%
Performance Inception Date	Dec. 27, 2024
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.19%		14.31%
Performance Inception Date	Dec. 27, 2024
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.82%		8.48%
Performance Inception Date	Dec. 27, 2024

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.